Annual Fund Operating Expenses	Oct. 23, 2026
DF Tactical Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
DF Tactical Allocation Fund | DF Tactical Allocation Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.87%
Acquired Fund Fees and Expenses	0.94%	[1]
Expenses (as a percentage of Assets)	2.81%
Fee Waiver or Reimbursement	(0.96%)	[2],[3]
Net Expenses (as a percentage of Assets)	1.85%
DF Tactical Allocation Fund | DF Tactical Allocation Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.87%
Acquired Fund Fees and Expenses	0.94%	[1]
Expenses (as a percentage of Assets)	3.56%
Fee Waiver or Reimbursement	(0.96%)	[2],[3]
Net Expenses (as a percentage of Assets)	2.60%
DF Tactical Allocation Fund | DF Tactical Allocation Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.87%
Acquired Fund Fees and Expenses	0.94%	[1]
Expenses (as a percentage of Assets)	2.56%
Fee Waiver or Reimbursement	(0.96%)	[2],[3]
Net Expenses (as a percentage of Assets)	1.60%
DF Tactical Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
DF Tactical Income Fund | DF Tactical Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.49%
Acquired Fund Fees and Expenses	0.28%	[4]
Expenses (as a percentage of Assets)	2.02%
Fee Waiver or Reimbursement	(0.04%)	[5],[6]
Net Expenses (as a percentage of Assets)	1.98%
DF Tactical Income Fund | DF Tactical Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.49%
Acquired Fund Fees and Expenses	0.28%	[4]
Expenses (as a percentage of Assets)	2.77%
Fee Waiver or Reimbursement	(0.04%)	[5],[6]
Net Expenses (as a percentage of Assets)	2.73%
DF Tactical Income Fund | DF Tactical Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.49%
Acquired Fund Fees and Expenses	0.28%	[4]
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	(0.04%)	[5],[6]
Net Expenses (as a percentage of Assets)	1.73%
DF Tactical Dividend Fund | DF Tactical Dividend Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.80%
DF Tactical Dividend Fund | DF Tactical Dividend Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	2.55%
DF Tactical Dividend Fund | DF Tactical Dividend Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.55%
DF Tactical Momentum Fund | DF Tactical Momentum Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.66%
Expenses (as a percentage of Assets)	1.91%
DF Tactical Momentum Fund | DF Tactical Momentum Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.66%
Expenses (as a percentage of Assets)	2.66%
DF Tactical Momentum Fund | DF Tactical Momentum Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.66%
Expenses (as a percentage of Assets)	1.66%
DF Tactical Yield Fund | DF Tactical Yield Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.64%
Acquired Fund Fees and Expenses	0.54%	[7]
Expenses (as a percentage of Assets)	2.08%
DF Tactical Yield Fund | DF Tactical Yield Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.64%
Acquired Fund Fees and Expenses	0.54%	[7]
Expenses (as a percentage of Assets)	2.83%
DF Tactical Yield Fund | DF Tactical Yield Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.64%
Acquired Fund Fees and Expenses	0.54%	[7]
Expenses (as a percentage of Assets)	1.83%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Fee Waiver and/or Reimbursement reflects the 0.54% fee waiver for expense limitation agreement and 0.42% fee waiver for investments in affiliated investments for all classes.
[3]	The Fund’s adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2027, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) of the Fund do not exceed 1.45%, 2.20% and 1.20% of the Fund’s average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively. Any waiver or reimbursement by the adviser is subject to repayment by the Fund within the three years from the date the adviser waived any payment or reimbursed any expense, if the Fund is able to make the repayment without exceeding the current expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[5]	Fee Waiver and/or Reimbursement reflects the 0.04% fee waiver for investments in affiliated investments for all classes.
[6]	The Fund’s adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2027, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) of the Fund do not exceed 2.25%, 3.00% and 2.00% of the Fund’s average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively. Any waiver or reimbursement by the adviser is subject to repayment by the Fund within the three years from the date the adviser waived any payment or reimbursed any expense, if the Fund is able to make the repayment without exceeding the current expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.
[7]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, the indirect costs of investing in other investment companies.